Registration No. 2-93177

File No. 811-04108

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 75	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 70

Oppenheimer Variable Account Funds

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (303) 768-3200

Arthur S. Gabinet, Esq.

OFI Global Asset Management, Inc.

225 Liberty Street

New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on _____________ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment is being filed solely for the purpose of filing the tax opinion of counsel as an exhibit under Part C of the Registration Statement that was previously filed with the Commission in connection with the reorganization of Oppenheimer International Growth Fund/VA, a series of Panorama Series Fund, into Oppenheimer International Growth Fund/VA, a series of Oppenheimer Variable Account Funds. No information contained in Parts A or B of the Registration Statement is being amended, deleted or superseded.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

FORM N-1A

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)

Agreement and Declaration of Trust dated 8/15/12, as amended 11/12/13 with respect to Schedule A: Previously filed with Registrant’s Post-Effective Amendment No. 70, (11/25/13), and incorporated herein by reference.

(b)	By-Laws dated 8/15/12: Previously filed with Registrant’s Post-Effective Amendment No. 64, (8/21/12), and incorporated herein by reference.
(c)	(i)	Article V of the Agreement and Declaration of Trust dated 8/15/12: Previously filed with Registrant’s Post-Effective Amendment No. 70, (11/25/13), and incorporated herein by reference.
	(ii)	Article II of the By-Laws: Previously filed with Registrant’s Post-Effective Amendment No. 64, (8/21/12), and incorporated herein by reference.
(d)	(i)

Restated Investment Advisory Agreement for Oppenheimer Capital Appreciation Fund/VA dated 11/1/13: Previously filed with Registrant’s Post-Effective Amendment No. 71, (2/7/14), and incorporated herein by reference.

(ii)

Investment Sub-Advisory Agreement for Oppenheimer Capital Appreciation Fund/VA dated 1/1/13: Previously filed with Registrant’s Post-Effective Amendment No. 73, (4/28/14), and incorporated herein by reference.

(iii)

Restated Investment Advisory Agreement for Oppenheimer Capital Income Fund/VA dated 1/1/13: Previously filed with Registrant’s Post-Effective Amendment No. 66, (4/26/13), and incorporated herein by reference.

(iv)

Investment Sub-Advisory Agreement for Oppenheimer Capital Income Fund/VA dated 1/1/13: Previously filed with Registrant’s Post-Effective Amendment No. 73, (4/28/14), and incorporated herein by reference.

(v)

Restated Investment Advisory Agreement for Oppenheimer Core Bond Fund/VA dated 1/1/13: Previously filed with Registrant’s Post-Effective Amendment No. 66, (4/26/13), and incorporated herein by reference.

	(vi)	Investment Sub-Advisory Agreement for Oppenheimer Core Bond Fund/VA dated 1/1/13: Previously filed with Registrant’s Post-Effective Amendment No. 73, (4/28/14), and incorporated herein by reference.
(vii)

Restated Investment Advisory Agreement for Oppenheimer Discovery Mid Cap Growth Fund/VA dated 1/1/13: Previously filed with Registrant’s Post-Effective Amendment No. 66, (4/26/13), and incorporated herein by reference.

(viii)

Investment Sub-Advisory Agreement for Oppenheimer Discovery Mid Cap Growth Fund/VA dated 1/1/13: Previously filed with Registrant’s Post-Effective Amendment No. 73, (4/28/14), and incorporated herein by reference.

(ix)

Investment Advisory Agreement for Oppenheimer Diversified Alternatives Fund/VA dated 8/20/13: Previously filed with Registrant’s Post-Effective Amendment No. 69, (11/6/13), and incorporated herein by reference.

(x)

Investment Sub-Advisory Agreement for Oppenheimer Diversified Alternatives Fund/VA dated 8/20/13: Previously filed with Registrant’s Post-Effective Amendment No. 69, (11/6/13), and incorporated herein by reference.

(xi)

Investment Sub-SubAdvisory Agreement with Cornerstone Real Estate Advisers, LLC for Oppenheimer Diversified Alternatives Fund/VA dated 8/20/13: Previously filed with Registrant’s Post-Effective Amendment No. 69, (11/6/13), and incorporated herein by reference.

(xii)

Investment Sub-SubAdvisory Agreement with OFI SteelPath, Inc. for Oppenheimer Diversified Alternatives Fund/VA dated 8/20/13: Previously filed with Registrant’s Post-Effective Amendment No. 69, (11/6/13), and incorporated herein by reference.

(xiii)

Restated Investment Advisory Agreement for Oppenheimer Equity Income Fund/VA dated 1/1/13: Previously filed with Registrant’s Post-Effective Amendment No. 66, (4/26/13), and incorporated herein by reference.

(xiv)

Investment Sub-Advisory Agreement for Oppenheimer Equity Income Fund/VA dated 1/1/13: Previously filed with Registrant’s Post-Effective Amendment No. 73, (4/28/14), and incorporated herein by reference.

	(xv)	Restated Investment Advisory Agreement for Oppenheimer Global Fund/VA dated 11/1/13: Previously filed with Registrant’s Post-Effective Amendment No. 71, (2/7/14), and incorporated herein by reference.
	(xvi)	Investment Sub-Advisory Agreement for Oppenheimer Global Fund Fund/VA dated 1/1/13: Previously filed with Registrant’s Post-Effective Amendment No. 73, (4/28/14), and incorporated herein by reference.
(xvii)

Restated Investment Advisory Agreement for Oppenheimer Global Strategic Income Fund/VA dated 11/1/13: Previously filed with Registrant’s Post-Effective Amendment No. 71, (2/7/14), and incorporated herein by reference.

(xviii)

Investment Sub-Advisory Agreement for Oppenheimer Global Strategic Income Fund/VA dated 1/1/13: Previously filed with Registrant’s Post-Effective Amendment No. 73, (4/28/14), and incorporated herein by reference.

(xvix)

Restated Investment Advisory Agreement for Oppenheimer Main Street Fund/VA dated 11/1/13: Previously filed with Registrant’s Post-Effective Amendment No. 71, (2/7/14), and incorporated herein by reference.

	(xx)	Investment Sub-Advisory Agreement for Oppenheimer Main Street Fund/VA dated 1/1/13: Previously filed with Registrant’s Post-Effective Amendment No. 73, (4/28/14), and incorporated herein by reference.
(xxi)

Restated Investment Advisory Agreement for Oppenheimer Main Street Small Cap Fund/VA dated 11/1/13: Previously filed with Registrant’s Post-Effective Amendment No. 71, (2/7/14), and incorporated herein by reference.

	(xxii)	Investment Sub-Advisory Agreement for Oppenheimer Main Street Small Cap Fund/VA dated 1/1/13: Previously filed with Registrant’s Post-Effective Amendment No. 73, (4/28/14), and incorporated herein by reference.
	(xxiii)	Restated Investment Advisory Agreement for Oppenheimer Money Fund/VA dated 1/1/13: Previously filed with Registrant’s Post-Effective Amendment No. 66, (4/26/13), and incorporated herein by reference.
	(xxiv)	Investment Sub-Advisory Agreement for Oppenheimer Money Fund/VA dated 1/1/13: Previously filed with Registrant’s Post-Effective Amendment No. 73, (4/28/14), and incorporated herein by reference.
(xxv)

Investment Advisory Agreement for Oppenheimer International Growth Fund/VA dated 11/12/13: Previously filed with Registrant’s Post-Effective Amendment No. 70, (11/25/13), and incorporated herein by reference.

(xxvi)

Investment Sub-Advisory Agreement for Oppenheimer International Growth Fund/VA dated 11/12/13: Previously filed with Registrant’s Post-Effective Amendment No. 70, (11/25/13), and incorporated herein by reference.

(e)	(i)	General Distributors Agreement for Service shares of Oppenheimer Capital Income Fund/VA dated 5/1/98: Filed with Post-Effective Amendment No. 32, (4/29/98), and incorporated herein by reference.
(ii)

General Distributors Agreement for Service shares of Oppenheimer Discovery Mid Cap Growth Fund/VA dated 5/1/98: Filed with Post-Effective Amendment No. 32, (4/29/98), and incorporated herein by reference.

	(iii)	General Distributors Agreement for Service shares of Oppenheimer Core Bond Fund/VA dated 5/1/98: Filed with Post-Effective Amendment No. 32, (4/29/98), and incorporated herein by reference.
	(iv)	General Distributors Agreement for Service shares of Oppenheimer Capital Appreciation Fund/VA dated 5/1/98: Filed with Post-Effective Amendment No. 32, (4/29/98), and incorporated herein by reference.
	(v)	General Distributors Agreement for Service shares of Oppenheimer Global Fund/VA dated 5/1/98: Filed with Post-Effective Amendment No. 32, (4/29/98), and incorporated herein by reference.
	(vi)	General Distributors Agreement for Service shares of Oppenheimer Main Street Fund/VA dated 5/1/98: Filed with Post-Effective Amendment 32, (4/29/98), and incorporated herein by reference.
(vii)

General Distributors Agreement for Service shares of Oppenheimer Main Street Small Cap Fund/VA dated 5/1/98: Filed with Post-Effective Amendment No. 32, (4/29/98), and incorporated herein by reference.

	(viii)	General Distributors Agreement for Service shares of Oppenheimer Money Fund/VA dated 5/1/98: Filed with Post-Effective Amendment No. 32, (4/29/98), and incorporated herein by reference.
(ix)

General Distributors Agreement for Service shares of Oppenheimer Global Strategic Income Fund/VA dated 5/1/98: Filed with Post-Effective Amendment No. 32, (4/29/98), and incorporated herein by reference.

(x)

General Distributors Agreement for Service shares of Oppenheimer Equity Income Fund/VA dated 10/22/02: Filed with Registrant’s Post-Effective Amendment No. 39, (12/20/02) and incorporated herein by reference.

(xi)

General Distributors Agreement for Service Shares of Oppenheimer Diversified Alternatives Fund/VA dated 8/20/13: Previously filed with Registrant’s Post-Effective Amendment No. 69, (11/6/13), and incorporated herein by reference.

(xii)

General Distributors Agreement for Service Shares of Oppenheimer International Growth Fund/VA dated 11/12/13: Previously filed with Registrant’s Post-Effective Amendment No. 70, (11/25/13), and incorporated herein by reference.

	(xiii)	Form of Participation Agreement: Previously filed with Registrant’s Post-Effective Amendment No. 52, (4/24/07), and incorporated herein by reference.
(f)

Form of Oppenheimer Funds Compensation Deferral Plan, as Amended and Restated Effective 1/1/08: Previously filed with Post-Effective Amendment No. 2 to the Registration Statement of Oppenheimer Portfolio Series Fixed Income Active Allocation Fund (Reg. No. 333-146105), (5/29/09), and incorporated herein by reference.

(g)	(i)

Global Custody Agreement dated 8/16/02, as amended: Previously filed with Post-Effective Amendment No. 51 to the Registration Statement of Oppenheimer Capital Appreciation Fund (Reg. No. 2-69719), (10/23/06), and incorporated herein by reference.

(ii)

Amendment dated 4/5/13 to the Global Custody Agreement: Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Main Street Small Cap Fund (Reg. No. 333-186810), (4/23/13), and incorporated herein by reference.

(h)	Not Applicable.
(i)	(i)

Opinion and Consent of Counsel for Oppenheimer Capital Income Fund/VA dated 8/21/12: Previously filed with Registrant’s Post-Effective Amendment No. 64, (8/21/12), and incorporated herein by reference.

(ii)

Opinion and Consent of Counsel for Oppenheimer Capital Appreciation Fund/VA dated 8/21/12: Previously filed with Registrant’s Post-Effective Amendment No. 64, (8/21/12), and incorporated herein by reference.

	(iii)	Opinion and Consent of Counsel for Oppenheimer Core Bond Fund/VA dated 8/21/12: Previously filed with Registrant’s Post-Effective Amendment No. 64, (8/21/12), and incorporated herein by reference.
	(iv)	Opinion and Consent of Counsel for Oppenheimer Global Fund/VA dated 8/21/12: Previously filed with Registrant’s Post-Effective Amendment No. 64, (8/21/12), and incorporated herein by reference.
(v)

Opinion and Consent of Counsel for Oppenheimer Global Strategic Income Fund/VA dated 8/21/12: Previously filed with Registrant’s Post-Effective Amendment No. 64, (8/21/12), and incorporated herein by reference.

	(vi)	Opinion and Consent of Counsel for Oppenheimer Main Street Fund/VA dated 8/21/12: Previously filed with Registrant’s Post-Effective Amendment No. 64, (8/21/12), and incorporated herein by reference.
(vii)

Opinion and Consent of Counsel for Oppenheimer Main Street Small Cap Fund/VA dated 8/21/12: Previously filed with Registrant’s Post-Effective Amendment No. 64, (8/21/12), and incorporated herein by reference.

	(viii)	Opinion and Consent of Counsel for Oppenheimer Money Fund/VA dated 8/21/12: Previously filed with Registrant’s Post-Effective Amendment No. 64, (8/21/12), and incorporated herein by reference.
(ix)

Opinion and Consent of Counsel for Oppenheimer Discovery Mid Cap Growth Fund/VA dated 8/21/12: Previously filed with Registrant’s Post-Effective Amendment No. 64, (8/21/12), and incorporated herein by reference.

	(x)	Opinion and Consent of Counsel for Oppenheimer Equity Income Fund/VA dated 8/21/12: Previously filed with Registrant’s Post-Effective Amendment No. 64, (8/21/12), and incorporated herein by reference.
	(xi)	Opinion and Consent of Counsel for Oppenheimer Diversified Alternatives Fund/VA: Previously filed with Registrant’s Post-Effective Amendment No. 69, (11/6/13), and incorporated herein by reference.
	(xii)	Opinion and Consent of Counsel for Oppenheimer International Growth Fund/VA: Previously filed with Registrant’s Post-Effective Amendment No. 71, (2/7/14), and incorporated herein by reference.
(j)

(i) Independent Registered Public Accounting Firm’s Consent: Previously filed with Registrant’s Post-Effective Amendment No. 73, (4/28/14), and incorporated herein by reference.

(ii) Tax Opinion: Filed herewith.

(k)	Not applicable.
(l)		Investment Letter dated 3/14/85 from Monarch Life Insurance Company to Registrant: Previously filed with Registrant’s Post-Effective Amendment No. 37, (4/24/02), and incorporated herein by reference.
(m)	(i)

Amended and Restated Distribution and Service Plan and Agreement for Service shares of Oppenheimer Discovery Mid Cap Growth Fund/VA dated 10/28/05: Previously filed with Registrant’s Post-Effective Amendment No. 48, (4/28/06), and incorporated herein by reference.

(ii)

Amended and Restated Distribution and Service Plan and Agreement for Service shares of Oppenheimer Capital Income Fund/VA dated 10/28/05: Previously filed with Registrant’s Post-Effective Amendment No. 48, (4/28/06), and incorporated herein by reference.

(iii)

Amended and Restated Distribution and Service Plan and Agreement for Service shares of Oppenheimer Capital Appreciation Fund/VA dated 10/28/05: Previously filed with Registrant’s Post-Effective Amendment No. 48, (4/28/06), and incorporated herein by reference.

(iv)

Amended and Restated Distribution and Service Plan and Agreement for Service shares of Oppenheimer Core Bond Fund/VA dated 10/28/05: Previously filed with Registrant’s Post-Effective Amendment No. 48, (4/28/06), and incorporated herein by reference.

(v)

Amended and Restated Distribution and Service Plan and Agreement for Service shares of Oppenheimer Global Fund/VA dated 10/28/05: Previously filed with Registrant’s Post-Effective Amendment No. 48, (4/28/06), and incorporated herein by reference.

(vi)

Amended and Restated Distribution and Service Plan and Agreement for Service shares of Oppenheimer Main Street Fund/VA dated 10/28/05: Previously filed with Registrant’s Post-Effective Amendment No. 48, (4/28/06), and incorporated herein by reference.

(vii)

Amended and Restated Distribution and Service Plan and Agreement for Service shares of Oppenheimer Main Street Small Cap Fund/VA dated 10/28/05: Previously filed with Registrant’s Post-Effective Amendment No. 48, (4/28/06), and incorporated herein by reference.

(viii)

Amended and Restated Distribution and Service Plan and Agreement for Service shares of Oppenheimer Money Fund/VA dated 10/28/05: Previously filed with Registrant’s Post-Effective Amendment No. 48, (4/28/06), and incorporated herein by reference.

(ix)

Amended and Restated Distribution and Service Plan and Agreement for Service shares of Oppenheimer Global Strategic Income Fund/VA dated 10/28/05: Previously filed with Registrant’s Post-Effective Amendment No. 48, (4/28/06), and incorporated herein by reference.

(x)

Amended and Restated Distribution and Service Plan and Agreement for Service shares of Oppenheimer Equity Income Fund/VA dated 10/28/05: Previously filed with Registrant’s Post-Effective Amendment No. 48, (4/28/06), and incorporated herein by reference.

(xi)

Distribution and Service Plan and Agreement for Service shares of Oppenheimer Diversified Alternatives Fund/VA dated 8/20/13: Previously filed with Registrant’s Post-Effective Amendment No. 69, (11/6/13), and incorporated herein by reference.

(xii)

Distribution and Service Plan and Agreement for Service shares of Oppenheimer International Growth Fund/VA dated 11/12/13: Previously filed with Registrant’s Post-Effective Amendment No. 70, (11/25/13), and incorporated herein by reference.

(n)

Oppenheimer Funds Amended and Restated Plan Pursuant to Rule 18f-3: Previously filed with Post-Effective Amendment No. 71 to the Registration Statement of Oppenheimer Rising Dividends Fund (Reg. No. 2-65223), (2/25/14), and incorporated herein by reference.

(o)

Power of Attorney dated 2/26/13 for all Trustees and Officers: Previously filed with Post-Effective Amendment No. 58 to the Registration Statement of Oppenheimer Integrity Funds (Reg. No. 2-76547), (3/27/13), and incorporated herein by reference.

(p)	Code of Ethics of the Oppenheimer Funds, OFI Global Asset Management, Inc. OFI SteelPath, Inc., OppenheimerFunds, Inc. (including certain other affiliates and subsidiaries) and OppenheimerFunds Distributor, Inc., dated as of 6/3/13, under Rule 17j-1 of the Investment Company Act of 1940: Previously filed with Post-Effective Amendment No. 14 to the Registration Statement of Oppenheimer SteelPath MLP Funds Trust (Reg. No. 333-163614), (6/27/13), and incorporated herein by reference.

Item 29. - Persons Controlled by or Under Common Control with the Fund

None.

Item 30. - Indemnification

Reference is made to the provisions of Article VII of Registrant's Agreement and Declaration of Trust filed as Exhibit 28(a) to the Registration Statement and incorporated herein by reference.

Insofar as indemnification for certain liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 31. - Business and Other Connections of the Investment Adviser

(a)	OFI Global Asset Management, Inc. (the “Manager”) is the manager of the Registrant. The information required by this Item 31 about officers and directors of the Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Form ADV, filed by the Manager pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-76771).

(b)	OppenheimerFunds, Inc. (the “Sub-Adviser”) provides advisory services to the Registrant. The information required by this Item 31 about officers and directors of the Sub-Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Form ADV, filed by the Sub-Adviser pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-8253).

(c)	Cornerstone Real Estate Advisers, LLC (the “Sub-Sub-Adviser”) provides advisory services to the Registrant. The information required by this Item 31 about officers and directors of the Sub-Sub-Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Form ADV, filed by the Sub-Sub-Adviser pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-51633).
(d)

OFI SteelPath, Inc. (“OFI SteelPath”) provides advisory services to the Registrant.  The information required by this Item 31 about officers and directors of OFI SteelPath, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Form ADV, filed by OFI SteelPath pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-77030).

Item 32. Principal Underwriter

(a)	OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the registered open-end investment companies listed below (except Panorama Series Fund) and for MassMutual Institutional Funds.

Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Corporate Bond Fund
Oppenheimer Currency Opportunities Fund
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Discovery Mid Cap Growth Fund
Oppenheimer Diversified Alternatives Fund
Oppenheimer Dividend Opportunity Fund
Oppenheimer Emerging Markets Local Debt Fund
Oppenheimer Equity Fund
Oppenheimer Equity Income Fund
Oppenheimer Global Fund
Oppenheimer Global High Yield Fund
Oppenheimer Global Multi Strategies Fund
Oppenheimer Global Real Estate Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Strategic Income Fund
Oppenheimer Global Value Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund
Oppenheimer Limited-Term Bond Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds)
Oppenheimer Main Street Select Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer Main Street Small- & Mid-Cap Fund
Oppenheimer Master Event-Linked Bond Fund, LLC
Oppenheimer Master Loan Fund, LLC
Oppenheimer Master Inflation Protected Securities Fund, LLC
Oppenheimer Master International Value Fund, LLC
Oppenheimer SteelPath Master MLP Fund, LLC
Oppenheimer SteelPath MLP Funds Trust (4 series):
Oppenheimer SteelPath MLP Select 40 Fund
Oppenheimer SteelPath MLP Alpha Fund
Oppenheimer SteelPath MLP Income Fund
Oppenheimer SteelPath MLP Alpha Plus Fund
Oppenheimer Money Market Fund
Oppenheimer Multi-State Municipal Trust (3 series):
Oppenheimer Rochester High Yield Municipal Fund
Oppenheimer Rochester New Jersey Municipal Fund
Oppenheimer Rochester Pennsylvania Municipal Fund
Oppenheimer Portfolio Series (4 series):
Active Allocation Fund
Equity Investor Fund
Conservative Investor Fund
Moderate Investor Fund
Oppenheimer Quest For Value Funds (3 series):
Oppenheimer Global Allocation Fund
Oppenheimer Flexible Strategies Fund
Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund
Oppenheimer Rochester AMT-Free Municipal Fund
Oppenheimer Rochester AMT-Free New York Municipal Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester California Municipal Fund
Oppenheimer Rochester Intermediate Term Municipal Fund
Oppenheimer Rochester Fund Municipals
Oppenheimer Rochester Limited Term California Municipal Fund
Oppenheimer Rochester Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer Rochester Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Short Term Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Senior Floating Rate Plus Fund
Oppenheimer Ultra-Short Duration Fund
Oppenheimer Value Fund (a series of Oppenheimer Series Fund)
Oppenheimer Variable Account Funds (12 series):
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Capital Income Fund/VA
Oppenheimer Core Bond Fund/VA
Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer Diversified Alternatives Fund/VA
Oppenheimer Equity Income Fund/VA
Oppenheimer Global Fund/VA
Oppenheimer Global Strategic Income Fund/VA
Oppenheimer International Growth Fund/VA
Oppenheimer Main Street Fund/VA
Oppenheimer Main Street Small Cap Fund/VA
Oppenheimer Money Fund/VA

(b)	The directors and officers of the Registrant’s principal underwriter are:

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
Timothy Abbuhl(2)	Treasurer	None
Rina Aligaen(2)	Assistant Vice President	None
Anthony Allocco(2)	Assistant Vice President	None
Nicole Andersen(2)	Assistant Vice President	None
Chuck Anderson(1)	Assistant Vice President	None
Janette Aprilante(2)	Secretary	None
Rupa Athreya(2)	Senior Vice President	None
James Austin(1)	Vice President	None
Latoya Baker(2)	Assistant Vice President	None
David J. Barker(2)	Vice President	None
James Barker(2)	Vice President	None
Cesar Bastidas(2)	Assistant Vice President	None
Kathleen Beichert(1)	Senior Vice President	None
Rocco Benedetto(2)	Vice President	None
Emanuele S. Bergagnini(2)	Vice President	None
Christopher Bergeron(2)	Vice President	None
Rick Bettridge(2)	Vice President	None
Rhea M. Berglund(1)	Vice President	None
Kamal Bhatia(2)	Senior Vice President	None
Adam Bilmes(2)	Vice President	None
Paul Blease(2)	Senior Vice President	None
Carolyn Boccaccio(2)	Vice President	None
Maria Boingeanu(2)	Assistant Vice President	None
William Borders(2)	Assistant Vice President	None
David A. Borrelli(2)	Senior Vice President	None
Jeffrey R. Botwinick(2)	Vice President	None
Sarah Bourgraf(1)	Vice President	None
Joshua Broad(2)	Vice President	None
Ken Brodsky(2)	Vice President	None
Kevin E. Brosmith(2)	Senior Vice President	None
Gregory L. Brown(2)	Vice President	None
Matthew G. Brown(1)	Vice President	None
Tracy Cairoli(2)	Assistant Vice President	None
Clare Cambria(2)	Assistant Vice President	None
Mersin Capollari	Vice President	None
Tara Carbonneau(1)	Assistant Vice President	None
Jean-Paul Carmichael(2)	Vice President	None
Sean Carey(2)	Assistant Vice President	None
Robert Caruso(2)	Vice President	None
Donelle Chisolm(2)	Vice President	None
Andrew Chonofsky(2)	Vice President	None
Angelanto Ciaglia(2)	Vice President	None
Nicholas Cirbo(1)	Vice President	None
John Clark(2)	Vice President	None
John Corcoran(2)	Vice President	None
Craig Colby(2)	Vice President	None
Stephanie Colca(2)	Vice President	None
Gerald James Concepcion(2)	Vice President	None
Serina Copanas(2)	Assistant Vice President	None
Cameron Cowden(2)	Vice President	None
Neev Crane(2)	Vice President	None
Geoffrey Crumrine(2)	Senior Vice President	None
Scott Curran(2)	Vice President	None
Michael Daley(2)	Vice President	None
Madeline T. Delianides(2)	Vice President	None
Damaris De Los Santos(2)	Assistant Vice President	None
Richard DeMarco(2)	Assistant Vice President	None
Michael Dennehy(2)	Vice President	None
Jeffrey Dickin(2)	Vice President	None
Brian Dietrich(1)	Assistant Vice President	None
Carmela DiMeo(2)	Vice President	None
Steven Dombrower(2)	Vice President	None
Robert Duffey(2)	Vice President	None
Ryan Duffy(2)	Vice President	None
Robert Dunphy(2)	Vice President	None
Paul Eisenhardt(2)	Senior Vice President	None
Peter Ellman(2)	Assistant Vice President	None
Kent M. Elwell(2)	Vice President	None
Rick Emzen(2)	Vice President	None
Michael Eustic(2)	Vice President	None
Gregg A. Everett(2)	Vice President	None
George R. Fahey(1)	Senior Vice President	None
Jason Farrell(2)	Assistant Vice President	None
Kristie Feinberg(2)	Assistant Treasurer	None
Josean Fernandez(2)	Assistant Vice President	None
Joseph Fernandez(2)	Vice President	None
Christopher Ferrara(2)	Assistant Vice President	None
Michael Ferrer(2)	Vice President	None
Mark J. Ferro(2)	Senior Vice President	None
Nicole Filingeri(2)	Vice President	None
Eric P. Fishel(2)	Vice President	None
Patrick W. Flynn(1)	Senior Vice President	None
John Fortuna(2)	Vice President	None
Jayme Fowler(2)	Vice President	None
Valeri Fox(2)	Assistant Vice President	None
Jerry Fraustro(2)	Vice President	None
William Friebel(2)	Vice President	None
Alice Fricke(2)	Vice President	None
Alyson Frost(2)	Assistant Vice President	None
Arthur S. Gabinet(2)	Chief Legal Officer	Secretary and Chief Legal Officer
Hazem Gamal(2)	Vice President	None
Charlotte Gardner(1)	Vice President	None
Nancy Girondo(2)	Assistant Vice President	None
Jill E. Glazerman(2)	Senior Vice President	None
David M. Goldberg(2)	Assistant Vice President	None
Justin A. Goldstein(2)	Assistant Vice President	None
Jack Goldin(2)	Vice President	None
Michael Gottesman(2)	Vice President	None
Raquel Granahan(2)	Senior Vice President	None
Steven Grise(2)	Assistant Vice President	None
Samuel Groban(2)	Vice President	None
Eric Grossjung(2)	Vice President	None
Ellen Gutierrez(2)	Assistant Vice President	None
Michael D. Guman(2)	Vice President	None
James E. Gunter(2)	Vice President	None
LeaAnna Hartman(1)	Vice President	None
Alexander Hayes(2)	Vice President	None
John Hauryluke(2)	Assistant Vice President	None
Kevin J. Healy(2)	Vice President	None
Lori M. Heinel(2)	Senior Vice President	None
David Van Hellemont(2)	Vice President	None
Kenneth Henry(2)	Vice President	None
Wendy Hetson Ehrlich(2)	Vice President	None
Todd Hiller(2)	Vice President	None
Jennifer Hoelscher(1)	Assistant Vice President	None
Eric Holquist(2)	Vice President	None
Brian T. Hourihan	Assistant Secretary	None
Lucienne Howell(2)	Vice President	None
Edward Hrybenko(2)	Senior Vice President	None
Jason Hubersberger(2)	Vice President	None
Brian F. Husch(2)	Vice President	None
Keith Hylind(2)	Vice President	None
Vincent Iacono(2)	Vice President	None
Shonda Rae Jaquez(2)	Vice President	None
Allyson Jarecky(2)	Vice President	None
Robin Jennings(2)	Vice President	None
Brian Johnson(1)	Vice President	None
Eric K. Johnson(1)	Senior Vice President	None
Diane Johnston(2)	Vice President	None
Sarah Joyce(2)	Assistant Vice President	None
Erica Kelley(1)	Assistant Vice President	None
Sean Keller(2)	Vice President	None
Scott Kelley(1)	Vice President	None
Brian Kiley(2)	Vice President	None
Robert K. Kinsey(2)	Vice President	None
Jeff Klainberg(2)	Vice President	None
Richard Klein(2)	Senior Vice President	None
Eric Kristenson(2)	Vice President	None
Lamar Kunes(2)	Vice President	None
David T. Kuzia(1)	Vice President	None
Laura L. Lawson(2)	Vice President	None
Lisa Lamentino(2)	Vice President	None
Jaclynn Larington(2)	Assistant Vice President	None
John Laudadio(2)	Vice President	None
Daniel Lee(2)	Assistant Vice President	None
Wendy Lee(2)	Vice President	None
John Leonard(2)	Vice President	None
Brian Levitt(2)	Vice President	None
Jesse Levitt(2)	Vice President	None
Julie Libby(2)	Senior Vice President	None
Eric J. Liberman(2)	Vice President	None
Lorna Lindquist(2)	Vice President	None
Malissa Lischin(2)	Vice President	None
Christina Loftus(2)	Senior Vice President	None
David Lolli(2)	Assistant Vice President	None
Thomas Loncar(2)	Vice President	None
Peter Maddox(2)	Vice President	None
Michael Malik(2)	Vice President	None
Joseph Marich(2)	Vice President	None
Kenneth Martin(2)	Chief Compliance Officer	None
Steven C. Manns(2)	Vice President	None
Todd A. Marion(2)	Vice President	None
Anthony Mazzariello(2)	Vice President	None
Derren McDaniel(1)	Vice President	None
John C. McDonough(2)	Chief Executive Officer, Chairman, President & Director	None
Matthew McGee(1)	Vice President	None
Brian McGinty(1)	Vice President	None
Kent C. McGowan(2)	Vice President	None
William McNamara(2)	Vice President	None
Daniel Melehan(2)	Vice President	None
Brian F. Medina(1)	Vice President	None
Debbie S. Michaelson	Vice President	None
Toller Miller(1)	Vice President	None
Peter Mintzberg(2)	Senior Vice President	None
Clint Modler(1)	Vice President	None
Joseph Moran(2)	Senior Vice President	None
Robert Moser(2)	Vice President	None
James Mugno(2)	Vice President	None
Matthew Mulcahy(2)	Vice President	None
Wendy Jean Murray(2)	Vice President	None
Keith Myers(1)	Assistant Vice President	None
John S. Napier(2)	Senior Vice President	None
Christina Nasta(2)	Senior Vice President	Chief Business Officer and Vice President
Eugene Nemirovsky(2)	Assistant Vice President	None
Dana B. Newblatt(2)	Assistant Vice President	None
Kevin P. Neznek(2)	Senior Vice President	None
Nichola Noriega(2)	Vice President	None
Christopher Nicholson(2)	Vice President	None
Peter Novak(2)	Senior Vice President	None
Timothy O’Connell(2)	Vice President	None
James B. O’Connell(2)	Assistant Vice President	None
Patricia O’Connor	Assistant Vice President	None
Alan Panzer(2)	Vice President	None
Andrea Pash(2)	Assistant Vice President	None
Maria Paster(2)	Assistant Vice President	None
Ashley Patten(1)	Vice President	None
Donald Pawluk(2)	Vice President	None
Russell W. Pearlman(2)	Vice President	None
Brian C. Perkes(2)	Vice President	None
Charles K. Pettit(2)	Vice President	None
David Pfeffer(2)	Director & Chief Financial Officer	None
Andrew Phillips(1)	Assistant Vice President	None
Chad W. Potter	Assistant Vice President	None
Stacy Pottinger(2)	Assistant Vice President	None
Rachel Powers(1)	Vice President	None
Nicole Pretzel Holahan(2)	Vice President	None
Minnie Ra(2)	Vice President	None
Jill S. Rosmarin(2)	Vice President	None
Richard E. Rath(2)	Vice President	None
William J. Raynor(2)	Vice President	None
Dennis Robinson(1)	Vice President	None
Ian M. Roche(2)	Vice President	None
Michael Rock(2)	Vice President	None
Antoinette Rodriguez(2)	Vice President	None
Megan P. Rosenblum(2)	Vice President	None
Jacob Rothschild(2)	Assistant Vice President	None
Thomas Sabow(2)	Vice President	None
Gary Salerno(2)	Vice President	None
Catherine Sanders(2)	Assistant Vice President	None
Mark Santero(2)	Senior Vice President	None
Christopher Saul(2)	Assistant Vice President	None
John Saunders(2)	Vice President	None
Timothy Scanlan(2)	Vice President	None
Alex Schardt(2)	Vice President	None
Joshua Scher(2)	Assistant Vice President	None
Thomas Schmitt(2)	Vice President	None
Erik Schneberger(2)	Vice President	None
William Schories(2)	Vice President	None
Ryan Sekimoto(1)	Vice President	None
Jennifer Sexton(2)	Vice President	None
Jeffrey Sharon(2)	Vice President	None
Eric M. Schranck(1)	Assistant Vice President	None
Erin Simpson(2)	Assistant Vice President	None
Bryant Smith(2)	Vice President	None
Aaron Spatz(2)	Vice President	None
Christopher M. Spencer(2)	Vice President	None
John A. Spensley(2)	Vice President	None
Amy Sperber(2)	Assistant Vice President	None
Kirti Srikant(2)	Assistant Vice President	None
Michael Staples(2)	Vice President	None
Alfred St. John(2)	Vice President	None
Bryan Stein(2)	Vice President	None
Joseph Stellato(2)	Assistant Vice President	None
Benjamin Stewart(2)	Vice President	None
Brian C. Summe(2)	Vice President	None
Michael Sussman(2)	Vice President	None
George T. Sweeney(2)	Senior Vice President	None
Leo Tallon(2)	Vice President	None
Brian Taylor(2)	Vice President	None
James Taylor(2)	Vice President	None
Paul Temple(2)	Vice President	None
Saul Tessler(2)	Assistant Vice President	None
Christopher Thabet(2)	Assistant Vice President	None
David G. Thomas(2)	Vice President	None
Jay S. Therrien(2)	Vice President	None
Bryce Tillery(1)	Vice President	None
Stephen D. Tisdalle(2)	Senior Vice President	None
Cenk Toroslu(1)	Vice President	None
Luz Touma(2)	Vice President	None
Catherine Tulley(1)	Assistant Vice President	None
Wesley Vance(2)	Vice President	None
Vincent Vermette(2)	Vice President	None
Alyse Vishnick(2)	Assistant Vice President	None
Melissa Wade(1)	Assistant Vice President	None
Kenneth Waddell(2)	Vice President	None
Eliot Walsh(2)	Assistant Vice President	None
Richard Walsh(2)	Vice President	None
Samuel W. Wang(2)	Senior Vice President	None
Teresa Ward(2)	Vice President	None
Jerry Webman(2)	Senior Vice President	None
Janeanne Weickum(1)	Vice President	None
Michael J. Weigner(2)	Vice President	None
Donn S. Weise(2)	Vice President	None
Chris G. Werner(2)	Vice President	None
Laura White(2)	Vice President	None
Jason Widener(2)	Vice President	None
Ryan C. Wilde(1)	Vice President	None
Martha B. Willis(2)	Director & Executive Vice President	None
Thomas Winnick(2)	Vice President	None
Patrick Wisneski(1)	Vice President	None
Meredith Wolff(2)	Vice President	None
Kevin Woodson(1)	Assistant Vice President	None
Cary Patrick Wozniak(2)	Vice President	None
Stephen Zhang(2)	Vice President	None
David Zicchinella(2)	Assistant Vice President	None
Steven Zito(1)	Vice President	None

(1)6803 South Tucson Way, Centennial, CO 80112-3924

(2)225 Liberty Street, 11th Floor, New York, NY 10281-1008

(c)	Not applicable.

Item 33. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OFI Global Asset Management, Inc., OppenheimerFunds, Inc. and Shareholder Services, Inc., as applicable, at each entity’s offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

The financial statements of Oppenheimer Global Strategic Income Fund/VA (Cayman) Ltd., the wholly-owned subsidiary of Oppenheimer Global Strategic Income Fund/VA, will be updated each time the financial statements of Oppenheimer Global Strategic Income Fund/VA are updated.

The financial statements of Oppenheimer Diversified Alternatives Fund/VA (Cayman) Ltd., the wholly-owned subsidiary of Oppenheimer Diversified Alternatives Fund/VA, will be updated each time the financial statements of Oppenheimer Diversified Alternatives Fund/VA are updated.

The books and records of each of the wholly-owned subsidiaries listed above will be made available to inspection to the same extent as the Funds’.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 19th day of May, 2014.

Oppenheimer Variable Account Funds

By:	William F. Glavin, Jr.*
William F. Glavin, Jr., President,
Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Sam Freedman*	Chairman of the	May 19, 2014
Sam Freedman	Board of Trustees

William F. Glavin, Jr.*	President, Principal Executive	May 19, 2014
William F. Glavin, Jr.	Officer and Trustee

Brian W. Wixted*	Treasurer, Principal	May 19, 2014
Brian W. Wixted	Financial & Accounting Officer

Edward L. Cameron*	Trustee	May 19, 2014
Edward L. Cameron

Jon S. Fossel*	Trustee	May 19, 2014
Jon S. Fossel

Richard F. Grabish*	Trustee	May 19, 2014
Richard F. Grabish

Beverly L. Hamilton*	Trustee	May 19, 2014
Beverly L. Hamilton

Victoria J. Herget*	Trustee	May 19, 2014
Victoria J. Herget
Robert J. Malone*	Trustee	May 19, 2014
Robert J. Malone

F. William Marshall, Jr.*	Trustee	May 19, 2014
F. William Marshall, Jr.

Karen L. Stuckey*	Trustee	May 19, 2014
Karen L. Stuckey

James D. Vaughn*	Trustee	May 19, 2014
James D. Vaughn

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Post-Effective Amendment No. 75

Registration No. 2-93177

EXHIBIT INDEX

Exhibit No. Description

28(j)(ii)	Tax Opinion.